Long-Term Debt - Additional Information (Detail) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)	Mar. 31, 2022 USD ($)
Debt Instrument [Line Items]
Subordinated debt, debt raised during the year		₨ 0.0	₨ 3,565.0
Other long term debt, debt raised during the year		638,226.4	478,424.2
Perpetual debt, debt raised during the year		84,682.5	0.0
Other long-term debt	[1]	1,295,854.3	964,014.9	$ 17,079.9
Foreign currency borrowings
Debt Instrument [Line Items]
Other long-term debt		40,170.0	51,188.9
Functional currency borrowings
Debt Instrument [Line Items]
Other long-term debt		₨ 1,255,684.3	₨ 912,826.0

[1]	Includes securities sold under repurchase agreements amounting to Rs. 90,200.0 million with a stated interest rate of 4.0% per annum and Rs. 90,200 (US$ 1,188.9 million) with stated interest rate of 4.0% per annum for the years ended March 31, 2021 and March 31, 2022, respectively, under RBI long-term repo operation with a three- year maturity period.